Related Party Transactions - Additional Information (Detail) - PureTech Health - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
General and administrative expenses incurred		$ 200,000	$ 200,000	$ 200,000
Outstanding current liabilities due to related party			$ 100,000	$ 700,000
Maximum
Related Party Transaction [Line Items]
General and administrative expenses incurred	$ 100,000
Outstanding current liabilities due to related party	$ 100,000